Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventories
Raw materials, ancillary materials and consumables	€ 5,560	€ 6,567
Work-in-progress and semi-finished products	5,230	6,660
Finished goods	45,739	43,947
Total inventories	€ 56,529	€ 57,174